DEPOSITS BY CUSTOMERS (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 185,775	£ 195,149
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	184,060	194,191
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,715	958
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Capital amount guaranteed or protected	£ 173	£ 304